Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed consolidated income statement
Interest receivable	£ 12,290	£ 9,482
Interest payable	(6,882)	(3,756)
Net interest income	5,408	5,726
Fees and commissions receivable	1,567	1,459
Fees and commissions payable	(348)	(315)
Trading income	350	418
Other operating income	157	439
Non-interest income	1,726	2,001
Total income	7,134	7,727
Staff costs	(2,147)	(2,005)
Premises and equipment	(579)	(570)
Other administrative expenses	(823)	(871)
Depreciation and amortisation	(508)	(469)
Operating expenses	(4,057)	(3,915)
Profit before impairment losses	3,077	3,812
Impairment losses	(48)	(223)
Operating profit before tax	3,029	3,589
Tax charge	(801)	(1,061)
Profit from continuing operations	2,228	2,528
Profit/(loss) from discontinued operations, net of tax	11	(108)
Profit for the period	2,239	2,420
Attributable to:
Ordinary shareholders	2,099	2,299
Paid-in equity holders	129	121
Non-controlling interests	11
Profit for the period	£ 2,239	£ 2,420
Per ordinary share
Earnings per ordinary share - continuing operations	£ 0.241	£ 0.254
Earnings per ordinary share - discontinued operations	0.001	(0.011)
Total earnings per share attributable to ordinary shareholders - basic	0.242	0.243
Earnings per ordinary share - fully diluted continuing operations	0.239	0.252
Earnings per ordinary share - fully diluted discontinued operations	0.001	(0.011)
Total earnings per share attributable to ordinary shareholders - fully diluted	£ 0.240	£ 0.241